Canterbury Portfolio Thermostat Fund
Schedule of Investments
July 31, 2024 (Unaudited)
COMMON STOCKS — 43.69% Shares Fair Value
Communications — 4.88%
T-Mobile US, Inc. 1,860 $ 339,041
Consumer Staples — 9.72%
Coca-Cola Co. (The) 4,825 322,021
Procter & Gamble Co. (The) 2,200 353,671
675,692
Financials — 8.85%
Bank of America Corp. 7,930 319,658
Blackstone Group L.P. (The), Class A 2,075 294,961
614,619
Industrials — 5.33%
Dover Corp. 2,010 370,363
Materials — 4.24%
Eastman Chemical Co. 2,850 294,491
Technology — 5.96%
Microsoft Corp. 990 414,166
Utilities — 4.71%
Southern Co. (The) 3,915 326,981
Total Common Stocks (Cost $2,757,672) 3,035,353
EXCHANGE-TRADED FUNDS — 51.71%
Communication Services Select Sector SPDR® Fund 5,720 490,719
Energy Select Sector SPDR® ETF 4,425 412,454
Invesco S&P 500® Equal Weight ETF 2,900 497,640
iShares MSCI South Korea ETF 5,050 336,078
ProShares Short MSCI Emerging Markets 25,420 339,738
SPDR® Gold MiniShares® Trust 11,590 562,926
SPDR® S&P Aerospace & Defense ETF 3,215 484,661
Technology Select Sector SPDR® Fund 2,140 468,232
Total Exchange-Traded Funds (Cost $3,135,539) 3,592,448
MONEY MARKET FUNDS - 10.57%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional
Shares, 5.21%
(a)
734,377 734,377
Total Money Market Funds (Cost $734,377) 734,377
Total Investments — 105.97% (Cost $6,627,588) 7,362,178
Liabilities in Excess of Other Assets — (5.97)% (414,776)
NET ASSETS — 100.00% $ 6,947,402
(a) Rate disclosed is the seven day effective yield as of July 31, 2024.
ETF — Exchange-Traded Fund

Canterbury Portfolio Thermostat Fund
Schedule of Investments (continued)
July 31, 2024 (Unaudited)
SPDR — Standard & Poor’s Depositary Receipt